Vanguard Wellington™ Fund

Supplement Dated July 1, 2021, to the Prospectus and Summary Prospectus Dated March 29, 2021

Important Change to Vanguard Wellington Fund

Effective immediately, Michael E. Stack has retired from Wellington Management Company LLP and no longer serves as a portfolio manager for Vanguard Wellington Fund. Loren L. Moran and Daniel J. Pozen remain as the portfolio managers of the Fund.

All references to Mr. Stack and corresponding disclosure related to Mr. Stack in the Fund's Prospectus and Summary Prospectus are hereby deleted. The Fund's investment objective, strategies, and policies remain unchanged.

© 2021 The Vanguard Group, Inc. All rights reserved.	PS 21H 072021
Vanguard Marketing Corporation, Distributor.

Vanguard Wellington™ Fund

Supplement Dated July 1, 2021, to the Statement of Additional Information Dated March 29, 2021

Important Change to Vanguard Wellington Fund

Effective immediately, Michael E. Stack has retired from Wellington Management Company LLP and no longer serves as a portfolio manager for Vanguard Wellington Fund. Loren L. Moran and Daniel J. Pozen remain as the portfolio managers of the Fund.

All references to Mr. Stack and corresponding disclosure related to Mr. Stack in the Fund's Statement of Additional Information are hereby deleted. The Fund's investment objective, strategies, and policies remain unchanged.

© 2021 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SAI 21I 072021